SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Mar. 01, 2016 $ / shares	Feb. 26, 2016 item	Jan. 20, 2016 USD ($)	Dec. 31, 2015 USD ($) item	Feb. 28, 2016 USD ($)	Feb. 27, 2016 USD ($)	Dec. 31, 2014 USD ($)
Subsequent Events
Outstanding principal				$ 1,133,842			$ 1,395,281
March 2014 CNB Facility | City National Bank
Subsequent Events
Number of extension periods available for maturity date | item				1
Extension period of maturity date				12 months
Subsequent event
Subsequent Events
Share repurchase authorized amount					$ 30,000	$ 20,000
Dividends declared per share of common stock (in dollars per share) | $ / shares	$ 0.26
Subsequent event | Hotel portfolio in California
Subsequent Events
Commitments			$ 56,000
Outstanding principal			$ 56,000
Term of mortgage loans			3 years
Subsequent event | Hotel portfolio in California | LIBOR
Subsequent Events
Base rate			LIBOR
Basis spread (as a percent)			4.75%
LIBOR floor (as a percent)			0.25%
Subsequent event | March 2014 CNB Facility | City National Bank
Subsequent Events
Number of extension periods available for maturity date | item		1
Extension period of maturity date		12 months